Basis of Preparation (Details)	12 Months Ended
	Mar. 31, 2022	Aug. 10, 2015	Jun. 26, 2015
Basis of Preparation (Details) [Line Items]
Ownership percentage		100.00%	100.00%
Agreement year	10 years
Exclusive Option Agreement [Member]
Basis of Preparation (Details) [Line Items]
Agreement year	10 years